Columbia Dividend Opportunity Fund
Third Quarter Report
February 29, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Dividend Opportunity Fund, February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 3.7%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	1,453,700	24,611,141
Verizon Communications, Inc.	842,800	33,728,856
Total		58,339,997
Media 1.0%
Comcast Corp., Class A	503,800	21,587,830
Total Communication Services		79,927,827
Consumer Discretionary 4.0%
Automobiles 0.7%
Ford Motor Co.	1,216,500	15,133,260
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	80,000	13,656,800
Restaurant Brands International, Inc.	140,800	10,933,120
Total		24,589,920
Household Durables 1.1%
Garmin Ltd.	98,400	13,515,240
Whirlpool Corp.	93,300	10,019,487
Total		23,534,727
Specialty Retail 1.1%
Home Depot, Inc. (The)	63,900	24,320,979
Total Consumer Discretionary		87,578,886
Consumer Staples 10.3%
Beverages 4.4%
Coca-Cola Co. (The)	818,400	49,120,368
PepsiCo, Inc.	289,900	47,932,066
Total		97,052,434
Consumer Staples Distribution & Retail 0.7%
Target Corp.	103,800	15,873,096
Food Products 1.0%
Kraft Heinz Co. (The)	625,000	22,050,000
Household Products 1.5%
Procter & Gamble Co. (The)	203,600	32,360,184
Personal Care Products 0.5%
Kenvue, Inc.	539,025	10,241,475
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.2%
Altria Group, Inc.	358,500	14,666,235
Philip Morris International, Inc.	382,800	34,436,688
Total		49,102,923
Total Consumer Staples		226,680,112
Energy 10.5%
Oil, Gas & Consumable Fuels 10.5%
Chevron Corp.	379,800	57,733,398
ConocoPhillips Co.	335,800	37,790,932
EOG Resources, Inc.	196,400	22,479,944
Exxon Mobil Corp.	877,100	91,674,492
Valero Energy Corp.	139,000	19,662,940
Total		229,341,706
Total Energy		229,341,706
Financials 20.7%
Banks 12.3%
Bank of America Corp.	1,272,900	43,940,508
Citigroup, Inc.	439,500	24,387,855
JPMorgan Chase & Co.	575,600	107,096,136
Truist Financial Corp.	597,500	20,900,550
U.S. Bancorp	644,200	27,030,632
Wells Fargo & Co.	839,000	46,640,010
Total		269,995,691
Capital Markets 6.0%
Ares Capital Corp.	568,000	11,490,640
BlackRock, Inc.	28,300	22,960,922
Blackstone, Inc.	173,000	22,112,860
Carlyle Group, Inc. (The)	263,300	12,072,305
CME Group, Inc.	103,000	22,696,050
Goldman Sachs Group, Inc. (The)	103,300	40,188,865
Total		131,521,642
Insurance 1.9%
Allstate Corp. (The)	136,400	21,758,528
MetLife, Inc.	292,900	20,426,846
Total		42,185,374

Columbia Dividend Opportunity Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Dividend Opportunity Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Starwood Property Trust, Inc.	520,000	10,602,800
Total Financials		454,305,507
Health Care 16.6%
Biotechnology 4.6%
AbbVie, Inc.	381,500	67,163,075
Amgen, Inc.	125,000	34,228,750
Total		101,391,825
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	331,000	13,544,520
Medtronic PLC	398,500	33,218,960
Total		46,763,480
Health Care Providers & Services 1.4%
CVS Health Corp.	395,000	29,376,150
Pharmaceuticals 8.5%
Bristol-Myers Squibb Co.	517,600	26,268,200
Johnson & Johnson	432,700	69,829,126
Merck & Co., Inc.	589,500	74,954,925
Pfizer, Inc.	559,600	14,862,976
Total		185,915,227
Total Health Care		363,446,682
Industrials 7.3%
Aerospace & Defense 2.1%
Lockheed Martin Corp.	50,800	21,754,592
RTX Corp.	272,500	24,435,075
Total		46,189,667
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	222,600	33,002,676
Building Products 0.7%
Johnson Controls International PLC	253,500	15,024,945
Ground Transportation 0.7%
Union Pacific Corp.	60,000	15,221,400
Machinery 2.3%
AGCO Corp.	87,700	9,620,690
Common Stocks (continued)
Issuer	Shares	Value ($)
PACCAR, Inc.	217,700	24,140,753
Stanley Black & Decker, Inc.	184,000	16,429,360
Total		50,190,803
Total Industrials		159,629,491
Information Technology 9.2%
Communications Equipment 2.1%
Cisco Systems, Inc.	936,900	45,317,853
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	543,200	17,512,768
IT Services 2.2%
International Business Machines Corp.	257,800	47,700,734
Semiconductors & Semiconductor Equipment 3.3%
Broadcom, Inc.	15,400	20,027,546
QUALCOMM, Inc.	188,600	29,759,194
Texas Instruments, Inc.	132,750	22,213,058
Total		71,999,798
Technology Hardware, Storage & Peripherals 0.8%
Dell Technologies, Inc.	194,900	18,449,234
Total Information Technology		200,980,387
Materials 1.1%
Chemicals 0.8%
Dow, Inc.	302,800	16,920,464
Metals & Mining 0.3%
Newmont Corp.	258,500	8,078,125
Total Materials		24,998,589
Real Estate 8.1%
Health Care REITs 0.8%
Welltower, Inc.	181,100	16,690,176
Industrial REITs 1.5%
Prologis, Inc.	244,100	32,531,207
Office REITs 0.7%
Boston Properties, Inc.	235,000	15,209,200
Residential REITs 1.0%
Invitation Homes, Inc.	640,000	21,804,800
Retail REITs 0.8%
Simon Property Group, Inc.	122,900	18,206,406
Columbia Dividend Opportunity Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Dividend Opportunity Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 3.3%
American Tower Corp.	150,100	29,848,886
Digital Realty Trust, Inc.	163,500	24,003,435
Extra Space Storage, Inc.	135,600	19,115,532
Total		72,967,853
Total Real Estate		177,409,642
Utilities 6.5%
Electric Utilities 4.7%
American Electric Power Co., Inc.	266,600	22,711,654
Edison International	315,000	21,426,300
Entergy Corp.	164,000	16,657,480
NextEra Energy, Inc.	273,800	15,111,022
Southern Co. (The)	405,800	27,290,050
Total		103,196,506
Independent Power and Renewable Electricity Producers 0.7%
Vistra Corp.	293,100	15,985,674
Multi-Utilities 1.1%
DTE Energy Co.	215,000	23,295,250
Total Utilities		142,477,430
Total Common Stocks (Cost $1,657,866,655)		2,146,776,259

Convertible Bonds 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.6%
Western Digital Corp.(a)
11/15/2028	3.000%	10,100,000	13,332,000
Total Convertible Bonds (Cost $10,100,000)			13,332,000

Convertible Preferred Stocks 0.5%
Issuer		Shares	Value ($)
Financials 0.5%
Financial Services 0.5%
Apollo Global Management, Inc.	6.750%	190,000	12,125,800
Total Financials			12,125,800
Total Convertible Preferred Stocks (Cost $9,500,000)			12,125,800

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(b),(c)	10,231,729	10,229,682
Total Money Market Funds (Cost $10,229,597)		10,229,682
Total Investments in Securities (Cost: $1,687,696,252)		2,182,463,741
Other Assets & Liabilities, Net		8,605,586
Net Assets		2,191,069,327

Columbia Dividend Opportunity Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Dividend Opportunity Fund, February 29, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $13,332,000, which represents 0.61% of total net assets.

(b)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	310,059	244,532,172	(234,612,630)	81	10,229,682	(905)	255,424	10,231,729
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Dividend Opportunity Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT140_05_P01_(04/24)